LOANS	12 Months Ended
Dec. 31, 2017
Disclosure of loans and receivables [Abstract]
Disclosure of loans and advances to customers [text block]
NOTE 11 – LOANS

Loans are recorded at amortized cost on the statement of financial position and are classified as commercial, consumer, mortgages, and microcredit. Due to the significance of the financial leasing portfolio for Grupo Aval, these amounts are also presented in all the tables in the note of credit risks for disclosure purposes:

December 31, 2017

Portfolio segment	Balance in Statement of financial position		Leasing presentation adjustment		Balance according to disclosure
Commercial	Ps.	99,428,894	Ps.	(9,892,400)	Ps.	89,536,494
Consumer		50,382,895		(226,764)		50,156,131
Residential mortgage		16,151,299		(1,047,766)		15,103,533
Microcredit		409,688		-		409,688
Financial Leasing		-		11,166,930		11,166,930
Total portfolio	Ps.	166,372,776	Ps.	-	Ps.	166,372,776

December 31, 2016

Portfolio segment	Balance in Statement of financial position		Leasing presentation adjustment		Balance according to disclosure
Commercial	Ps.	93,149,211	Ps.	(9,958,095)	Ps.	83,191,116
Consumer		46,927,997		(215,608)		46,712,389
Residential mortgage		14,683,537		(902,104)		13,781,433
Microcredit		399,431		-		399,431
Financial Leasing		-		11,075,807		11,075,807
Total portfolio	Ps.	155,160,176	Ps.	-	Ps.	155,160,176

11.1.	Credit Portfolio by Product

The distribution of the credit portfolio of Grupo Aval by product is shown as follows:

	December 31, 2017		December 31, 2016
General purpose loans	Ps.	64,153,372	Ps.	60,561,432
Personal loans		30,553,566		28,308,406
Working capital loans		14,723,490		15,524,372
Mortgages		15,103,533		13,781,433
Credit Cards		13,846,823		12,781,182
Commercial financial leases		9,892,402		9,958,096
Consumer financial leases		226,764		215,608
Automobile and vehicle loans		5,896,640		5,736,357
Interbank &; Overnight Funds		7,279,047		3,569,587
Loans funded by development banks		2,713,818		2,829,091
Housing leases		1,047,766		902,104
Overdrafts		525,867		593,077
Microcredit		409,688		399,431
Gross balance of Financial Assets of credit portfolio		166,372,776		155,160,176
Allowance for impairment of financial assets from the loan portfolio		(5,618,481)		(4,261,444)
Net balance of Financial Assets to credit portfolio	Ps.	160,754,295	Ps.	150,898,732

11.2.	Loan impairment provision

The movement of the impairment provision of the financial assets of the credit portfolio during the years ended December 31, 2017, 2016 and 2015 is as follows

	Commercial		Consumer		Mortgage		Microcredit		Financial Leasing		Total
Balance as of December 31, 2014	Ps.	1,448,771	Ps.	1,404,743	Ps.	70,709	Ps.	47,808	Ps.	185,772	Ps.	3,157,803
Allowance of the period charged to profit or loss		1,310,679		2,182,141		42,313		37,506		214,797		3,787,436
Recovery of provisions with partial payment to profit or loss		(663,931)		(916,030)		(24,797)		(14,505)		(97,012)		(1,716,275)
Charge-offs of the year		(198,727)		(1,304,058)		(14,160)		(33,096)		(86,405)		(1,636,446)
Exchange differences		(217,563)		312,351		21,037		11,493		(1,512)		125,806
Balance as of December 31, 2015	Ps.	1,679,229	Ps.	1,679,147	Ps.	95,102	Ps.	49,206	Ps.	215,640	Ps.	3,718,324
Allowance of the period charged to profit or loss		1,522,077		3,088,950		75,059		72,917		225,498		4,984,501
Recovery of provisions with partial payment to profit or loss		(857,465)		(976,258)		(37,863)		(18,119)		(162,033)		(2,051,738)
Charge-offs of the year		(495,326)		(1,759,896)		(15,828)		(28,703)		(55,234)		(2,354,987)
Exchange differences		(33,571)		(9,118)		7,630		(12,164)		12,567		(34,656)
Balance as of December 31, 2016	Ps.	1,814,944	Ps.	2,022,825	Ps.	124,100	Ps.	63,137	Ps.	236,438	Ps.	4,261,444
Allowance of the period charged to profit or loss		1,825,905		3,403,092		81,189		64,627		222,043		5,596,856
Recovery of provisions with partial payment to profit or loss		(584,091)		(780,874)		(28,051)		(29,237)		(112,671)		(1,534,924)
Charge-offs of the year		(400,653)		(2,165,857)		(45,918)		(24,360)		(46,754)		(2,683,542)
Sale of portfolio		-		(24,503)		-		-		-		(24,503)
Exchange differences		3,217		2,108		(438)		-		(1,737)		3,150
Balance as of December 31, 2017	Ps.	2,659,322	Ps.	2,456,791	Ps.	130,882	Ps.	74,167	Ps.	297,319	Ps.	5,618,481

11.3.	Credit Portfolio Assessed Collectively and Individually

The detailed information of credit risk impairment provisions accrued as of December 31, 2017 and 2016, taking into account how they were determined individually for loans above of Ps. 2,000 and collectively for other credits. Loans individually assessed for impairment lower than Ps. 2,000 are considered in the allowances for each type of credit.

December 31, 2017

Impairment provision:	Commercial		Consumer		Mortgage		Microcredit		Financial Leasing		Total
Loans assessed individually	Ps.	1,363,315	Ps.	70	Ps.	781	Ps.	-	Ps.	126,867	Ps.	1,491,033
Loans assessed collectively		1,296,007		2,456,721		130,101		74,167		170,452		4,127,448
Total impairment provision	Ps.	2,659,322	Ps.	2,456,791	Ps.	130,882	Ps.	74,167	Ps.	297,319	Ps.	5,618,481

Gross balance of financial assets for credit portfolio:	Commercial		Consumer		Mortgage		Microcredit		Financial Leasing		Total
Loans assessed individually (1)	Ps.	49,846,935	Ps.	51,768	Ps.	14,934	Ps.	-	Ps.	5,444,122	Ps.	55,357,759
Loans assessed collectively		39,689,559		50,104,363		15,088,599		409,688		5,722,808		111,015,017
Total gross investment value of portfolio	Ps.	89,536,494	Ps.	50,156,131	Ps.	15,103,533	Ps.	409,688	Ps.	11,166,930	Ps.	166,372,776

December 31, 2016

Impairment provision:	Commercial		Consumer		Mortgage		Microcredit		Financial Leasing		Total
Loans assessed individually	Ps.	724,522	Ps.	47	Ps.	827	Ps.	-	Ps.	74,098	Ps.	799,494
Loans assessed collectively		1,090,422		2,022,778		123,273		63,137		162,340		3,461,950
Total impairment provision	Ps.	1,814,944	Ps.	2,022,825	Ps.	124,100	Ps.	63,137	Ps.	236,438	Ps.	4,261,444

Gross balance of financial assets for credit portfolio:	Commercial		Consumer		Mortgage		Microcredit		Financial Leasing		Total
Loans assessed individually (1)	Ps.	48,565,393	Ps.	92,410	Ps.	8,506	Ps.	-	Ps.	5,113,843	Ps.	53,780,152
Loans assessed collectively		34,625,723		46,619,979		13,772,927		399,431		5,961,964		101,380,024
Total gross investment value of portfolio	Ps.	83,191,116	Ps.	46,712,389	Ps.	13,781,433	Ps.	399,431	Ps.	11,075,807	Ps.	155,160,176

(1)
Loans individually evaluated for impairment that are not considered impaired, additionally are evaluated collectively for impairment according to historical losses experience adjusted to reflect current economic conditions.

11.4	Portfolio of impaired loans assessed individually for impairment

The detailed information as of December 31, 2017 and 2016 is as follows

December 31, 2017
	Gross Amount Registered		Collateral Guarantees		Allowance Recognized

Without recognized provision
Commercial	Ps.	180,527	Ps.	242,366	Ps.	-
Financial Leasing		186,725		564,540		-
Subtotal	Ps.	367,252	Ps.	806,906	Ps.	-

With recognized provision
Commercial	Ps.	3,972,638	Ps.	228,667	Ps.	1,363,315
Consumer		233		-		70
Residential Mortgage		1,907		-		781
Financial Leasing		599,747		161,309		126,867
Subtotal	Ps.	4,574,525	Ps.	389,976	Ps.	1,491,033
Totals
Commercial		4,153,165		471,033		1,363,315
Consumer		233		-		70
Residential Mortgage		1,907		-		781
Financial Leasing		786,472		725,849		126,867
Total	Ps.	4,941,777	Ps.	1,196,882	Ps.	1,491,033

December 31, 2016
	Gross Amount Registered		Collateral Guarantees		Allowance Recognized

Without recognized provision
Commercial	Ps.	262,831	Ps.	208,604	Ps.	-
Financial Leasing		138,513		484,339		-
Subtotal	Ps.	401,344	Ps.	692,943	Ps.	-

With recognized provision
Commercial	Ps.	3,156,154	Ps.	221,203	Ps.	724,522
Consumer		141		-		47
Residential Mortgage		1,907		-		827
Financial Leasing		327,755		165,221		74,098
Subtotal	Ps.	3,485,957	Ps.	386,424	Ps.	799,494
Totals
Commercial		3,418,985		429,807		724,522
Consumer		141		-		47
Residential Mortgage		1,907		-		827
Financial Leasing		466,268		649,560		74,098
Total	Ps.	3,887,301	Ps.	1,079,367	Ps.	799,494

The difference between the value of the loan and the guarantees disclosed on the table above correspond to unsecured loans valued with the discounted cash flow method. When using this method it is implied that it is possible for the customer to make future payments.

11.5.	Loan portfolio by maturity

The distribution of loan portfolio of Grupo Aval by maturity period is as follows:

December 31, 2017

	Up to 1 year		From 1 to 3 years		From 3 to 5 years		More than 5 years		Total
Commercial	Ps.	44,888,149	Ps.	19,651,034	Ps.	11,088,553	Ps.	13,908,758	Ps.	89,536,494
Consumer		16,240,350		11,146,916		8,809,557		13,959,308		50,156,131
Residential Mortgage		469,702		785,736		857,039		12,991,056		15,103,533
Microcredit		209,364		178,052		17,707		4,565		409,688
Financial Leasing		2,159,750		2,889,713		2,496,769		3,620,698		11,166,930
Total gross credit portfolio	Ps.	63,967,315	Ps.	34,651,451	Ps.	23,269,625	Ps.	44,484,385	Ps.	166,372,776

December 31, 2016

	Up to 1 year		From 1 to 3 years		From 3 to 5 years		More than 5 years		Total
Commercial	Ps.	36,982,196	Ps.	19,083,900	Ps.	10,957,767	Ps.	16,167,253	Ps.	83,191,116
Consumer		15,207,864		10,928,357		8,188,856		12,387,312		46,712,389
Residential Mortgage		396,964		706,364		732,454		11,945,651		13,781,433
Microcredit		166,719		208,759		19,610		4,343		399,431
Financial Leasing		2,571,103		2,775,490		2,192,804		3,536,410		11,075,807
Total gross credit portfolio	Ps.	55,324,846	Ps.	33,702,870	Ps.	22,091,491	Ps.	44,040,969	Ps.	155,160,176

11.6.	Loan portfolio by currency

The classification of loan portfolio by type of currency is as follows:

December 31, 2017
	Colombian Pesos		Foreign Currency		Total
Commercial	Ps.	56,516,054	Ps.	33,020,440	Ps.	89,536,494
Consumer		32,822,355		17,333,776		50,156,131
Residential Mortgage		5,674,639		9,428,894		15,103,533
Microcredit		409,688		-		409,688
Financial Leasing		9,132,401		2,034,529		11,166,930
Total gross credit portfolio	Ps.	104,555,137	Ps.	61,817,639	Ps.	166,372,776

December 31, 2016
	Colombian Pesos		Foreign Currency		Total
Commercial	Ps.	54,026,331	Ps.	29,164,785	Ps.	83,191,116
Consumer		30,452,658		16,259,731		46,712,389
Residential Mortgage		4,822,806		8,958,627		13,781,433
Microcredit		399,431		-		399,431
Financial Leasing		8,953,491		2,122,316		11,075,807
Total gross credit portfolio	Ps.	98,654,717	Ps.	56,505,459	Ps.	155,160,176

11.7.	Financial Leasing portfolio

As of December 31, 2017 and 2016 the following table shows the reconciliation between gross investment in financial leasing and the present value of minimum payments to be received in these dates:

	December 31, 2017		December 31, 2016
Total gross rent payments receivable	Ps.	16,445,998	Ps.	17,071,858
Less amounts representing running costs (such as taxes, maintenance, insurances ,etc.,)		(225)		(2,527)
Plus Estimated residual amount of assets given for rental (without guarantee)		21,673		21,162
Gross investment in contracts of financial leasing		16,467,446		17,090,493
Less unrealized financial income		(5,300,516)		(6,014,686)
Net investment in contracts of financial leasing		11,166,930		11,075,807
Impairment of net investment in financial leasing	Ps.	(297,319)	Ps.	(236,438)

The detailed information of gross investment and net investment in financial leasing contracts receivable as of December 31, 2017 and 2016 in each period is as follows:

	December 31, 2017
	Gross investment		Net investment
Up to 1 year	Ps.	2,147,421	Ps.	1,614,889
From 1 to 5 years		6,428,242		4,986,723
More than 5 years		7,891,783		4,565,318
Total	Ps.	16,467,446	Ps.	11,166,930

	December 31, 2016
	Gross investment		Net investment
Up to 1 year	Ps.	2,711,147	Ps.	2,128,441
From 1 to 5 years		6,375,267		4,798,364
More than 5 years		8,004,079		4,149,002
Total	Ps.	17,090,493	Ps.	11,075,807

The banks of Grupo Aval grant loans through the modality of financial leasing mainly for the financing of vehicles and computer equipment, generally with terms between 36 and 60 months with an purchase option, machinery and equipment with terms of 60 to 120 months with a purchase option at the end of the contract and for housing leasing with terms of 120 to 240 months transferring the asset at the end of the contract. All these leasing contracts are granted at current market interest rates at inception.